Computation of Basic and Diluted Net Loss Per Share (Detail) (USD $)	3 Months Ended		5 Months Ended	12 Months Ended													161 Months Ended	164 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 1999	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 2012	Jun. 30, 2012
Earnings Per Share [Line Items]
Numerator - net loss	$ (336,664)	$ (92,831)	$ (7,470)	$ (534,222)	$ (183,666)	$ (261,758)	$ (1,227,825)	$ (411,934)	$ (224,862)	$ (842,155)	$ (59,494)	$ (70,132)	$ (149,933)	$ (144,541)	$ (171,793)	$ (16,185)	$ (4,305,970)	$ (4,642,634)
Denominator - weighted average number of common shares outstanding - basic and diluted	20,294,631	8,449,839		10,126,921	8,449,846
Basic and diluted net loss per common share	$ (0.02)	$ (0.01)		$ (0.05)	$ (0.02)